ORDINARY SHARE REPURCHASE AND ISSUANCE - Additional Information (Details) - USD ($) $ in Thousands		12 Months Ended
	Nov. 12, 2014	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Equity, Class of Treasury stock
Shares repurchased under program		328,856	623,765	72,739
Value of shares repurchased		$ 1,049	$ 2,525	$ 140
Repurchase program November 2014
Equity, Class of Treasury stock
Share repurchase program, Authorized amount	$ 40,000
Share repurchase program, Period in force	24 months